Equity - Distribution of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Non-current gross financial debt	$ 548,531	$ 560,738	$ 458,056
Current gross financial debt	57,830	84,651	113,281
Gross financial debt	$ 606,361	$ 645,389	$ 571,337
Non-current gross financial debt to total gross financial debt (as a percentage)	90.46%	86.88%	80.17%
Current gross financial debt to total gross financial debt (as a percentage)	9.54%	13.12%	19.83%
Gross financial debt (as a percentage)	100.00%	100.00%	100.00%